RETIREMENT PLAN (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
RETIREMENT PLAN
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	4.00%
Defined Benefit Plan, Plan Assets, Contributions by Employer	$ 43,412	$ 41,121